Operations And Organization (Narrative) (Details)	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013 FEP [Member]	Dec. 31, 2013 FEP [Member] Fayetteville Express Pipeline, LLC [Member]	Sep. 30, 2013 FEP [Member] FGT [Member]	Dec. 31, 2013 Lone Star L.L.C. [Member]	Dec. 31, 2013 Citrus [Member]	Apr. 30, 2013 ETE [Member]	Mar. 25, 2012 Citrus Merger [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.00%	100.00%	100.00%	70.00%	50.00%
Equity interest in Holdco						60.00%
Interest ownership				30.00%	50.00%		50.00%